3 - Marketable Debt Securities: Investments Classified by Contractual Maturity Date (Details)	Dec. 31, 2016 USD ($)
Details
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	$ 2,757,965
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	3,045,322
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	1,746,682
Held-to-maturity Securities, Debt Maturities, Next Twelve Months, Fair Value	1,747,937
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	9,109,251
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	9,225,824
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	9,666,167
Held-to-maturity Securities, Debt Maturities, Year Two Through Five, Fair Value	9,578,287
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	17,602,646
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	17,863,694
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	590,597
Held-to-maturity Securities, Debt Maturities, Year Six Through Ten, Fair Value	607,603
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	139,373,591
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	137,055,804
Available-for-sale Securities, Debt Maturities, Amortized Cost	168,843,453
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	167,190,644
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Net Carrying Amount	12,003,446
Held-to-maturity Securities, Debt Maturities, Fair Value	$ 11,933,827